Insurance Subsidiaries - Statutory Equity and Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
ING USA | Iowa
Statutory Accounting Practices [Line Items]
Statutory Net Income (Loss)	$ (55,800,000)		$ (9,100,000)	$ 386,000,000
Statutory Capital and Surplus	1,941,600,000		2,174,100,000
Minimum Capital Requirements	5,000,000.0	[1]
ING Life Insurance and Annuity Company (ILIAC) | Connecticut
Statutory Accounting Practices [Line Items]
Statutory Net Income (Loss)	175,200,000		261,600,000	194,400,000
Statutory Capital and Surplus	2,010,800,000		1,921,800,000
Minimum Capital Requirements	3,000,000.0	[1]
Security Life of Denver Insurance Company (SLD) | Colorado
Statutory Accounting Practices [Line Items]
Statutory Net Income (Loss)	(100,000)		(129,800,000)	175,200,000
Statutory Capital and Surplus	1,034,000,000		1,459,900,000
Minimum Capital Requirements	1,500,000.0	[1]
ReliaStar Life Insurance Company (RLI) | Minnesota
Statutory Accounting Practices [Line Items]
Statutory Net Income (Loss)	215,900,000		(155,300,000)	(83,000,000)
Statutory Capital and Surplus	1,942,500,000		2,278,600,000
Minimum Capital Requirements	$ 4,500,000.0	[1]

[1]	The insurance statutes of the respective state of domicile for the Company's Principal Insurance Subsidiaries set forth specific minimum capital requirements.